Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements of Ben are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a going concern basis, and include the accounts of Ben, its wholly-owned and majority-owned subsidiaries and, certain variable interest entities (“VIEs”), in which the Company is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest consistent with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), as amended.

The Customer ExAlt Trusts are considered VIEs for which Ben has a variable interest and is considered the primary beneficiary. Thus, Ben is required to consolidate all of the Customer ExAlt Trusts. The entities in which the Customer ExAlt Trusts hold an ownership interest are investment companies (i.e., funds) under ASC 946, Financial Services — Investment Companies (“ASC 946”). Thus, the investments in non-investment companies made by these funds are accounted for in accordance with ASC 946 and are not subject to consolidation or the disclosure requirements of ASC 810. Moreover, further consolidation provisions of ASC 946 are not applicable to Ben since these investment companies do not have an investment in an operating entity that provides services to the investment company or to Ben.

All intercompany accounts and transactions have been eliminated in consolidation, and the portion of income allocated to owners other than the Company is included in “net income (loss) attributable to noncontrolling interests” in the consolidated statements of comprehensive income (loss). With the consolidation of the Customer ExAlt Trusts, interest and fee income and any related receivable charged by Ben Liquidity and Ben Custody to the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements. While these amounts are eliminated solely for financial reporting purposes, such amounts are earned by Ben Liquidity and/or Ben Custody from the Customer ExAlt Trusts and directly impact the income (loss) allocable to Ben’s and BCH’s equity holders as further discussed in Note 3.

The accompanying unaudited interim consolidated financial statements of the Company do not contain the detail or footnote disclosure concerning accounting policies and other matters that would be included in full fiscal year consolidated financial statements; therefore, they should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report. In the opinion of management, all material adjustments, consisting of normal and recurring adjustments, have been made that were considered necessary to present fairly the financial condition, results of operations and cash flows at the interim date and for the interim periods presented. Operating results for the interim periods disclosed herein are not necessarily indicative of results that may be expected for a full year.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements of Ben are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a going concern basis, and include the accounts of Ben, its wholly-owned and majority-owned subsidiaries and, certain variable interest entities (“VIEs”), in which the Company is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest consistent with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, Consolidation (“ASC 810”), as amended.

The Customer ExAlt Trusts are considered VIEs for which Ben has a variable interest and is considered the primary beneficiary. Thus, Ben is required to consolidate all of the Customer ExAlt Trusts. The entities in which the Customer ExAlt Trusts hold an ownership interest are investment companies (i.e., funds) under ASC 946, Financial Services — Investment Companies (“ASC 946”). Thus, the investments in non-investment companies made by these funds are accounted for in accordance with ASC 946 and are not subject to consolidation or the disclosure requirements of ASC 810. Moreover, further consolidation provisions of ASC 946 are not applicable to Ben since these investment companies do not have an investment in an operating entity that provides services to the investment company or to Ben.

All intercompany accounts and transactions have been eliminated in consolidation, and the portion of income allocated to owners other than the Company is included in “net income (loss) attributable to noncontrolling interests” in the consolidated statements of comprehensive income (loss). With the consolidation of the Customer ExAlt Trusts, interest and fees income and any related receivable charged by Ben Liquidity and Ben Custody to the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements. While these amounts are eliminated solely for financial reporting purposes, such amounts are earned by Ben Liquidity and/or Ben Custody from the Customer ExAlt Trusts and directly impact the income (loss) allocable to Ben’s and BCH’s equity holders as further discussed in Note 3.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the consolidated financial statements and could differ from actual results. Material estimates that are particularly susceptible to change in the near term relate to the fair value determination of investments in alternative assets held by the Customer ExAlt Trusts, determination of the allowance for credit losses as an input to the allocation of income (loss) to Ben’s or BCH’s equity holders, the allocation of income (loss) to Ben’s and BCH’s equity holders, evaluation of potential loss contingencies principally related to ongoing legal matters, and evaluation of potential impairment of goodwill and other intangibles.

Significant accounting policies are detailed in Note 2 to the consolidated financial statements included in the Company’s Annual Report. Other than described below, there are no new or revised significant accounting policies as of September 30, 2025.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on information available as of the date of the consolidated financial statements and could differ from actual results. Material estimates that are particularly susceptible to change in the near term relate to the fair value determination of investments in alternative assets held by the Customer ExAlt Trusts, determination of the allowance for credit losses as an input to the allocation of income (loss) to Ben’s or BCH’s equity holders, the allocation of income (loss) to Ben’s and BCH’s equity holders, evaluation of potential loss contingencies principally related to ongoing legal matters, and evaluation of potential impairment of goodwill and other intangibles.

Accounting Standards Recently Adopted

Accounting Standards Not Yet Adopted

ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public companies to disclose, in the notes to the financial statements, specific information about certain costs and expenses at each interim and annual reporting period. This includes disclosing amounts related to employee compensation, depreciation, and intangible asset amortization. In addition, public companies will need to provide qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, as clarified in ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Implementation of ASU 2024-03 may be applied prospectively or retrospectively. The Company does not expect the adoption of ASU 2024-03 to have a material impact on its consolidated financial statements.

ASU 2023-09, Income Taxes, (Topic 740) was issued in December 2023, which expands income tax disclosure requirements to include additional information related to the rate reconciliation of our effective tax rates to statutory rates as well as additional disaggregation of taxes paid. The amendments in ASU 2023-09 also remove disclosures related to certain unrecognized tax benefits and deferred taxes. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. ASU 2023-09 may be applied prospectively or retrospectively and early adoption is permitted. We will adopt ASU 2023-09 for our financial statements covering the annual period ending March 31, 2026 and for interim periods beginning with the first quarter of our fiscal year ending March 31, 2027. We are currently assessing the impact of the requirements on our consolidated financial statements and disclosures.

Accounting Standards Recently Adopted

On April 1, 2023, we adopted Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326) (“CECL”), along with the subsequently issued guidance amending and clarifying various aspects of ASU 2016-13, using the modified retrospective method as required. In accordance with that method, the comparative period’s information continues to be reported under the relevant accounting guidance in effect for that period. Upon adoption of ASU 2016-13, the incurred loss impairment method was replaced with a new impairment model that reflects current expected lifetime losses for our ExAlt Loans receivables. The adoption of ASU 2016-13 resulted in a cumulative-effect adjustment to decrease opening common units (in the absence of retained earnings or accumulated deficit) prior to the consolidation of the Customer ExAlt Trusts by $61.1 million, resulting from an increase to our allowance for credit losses on ExAlt Loans. There is no impact to the consolidated financial statements as loans receivable on the ExAlt Loans and its related allowance for credit losses is eliminated in the presentation of the consolidated financial statements but such credit losses on the ExAlt Loans directly impacts the net income (loss) attributable to the various equity securities of Ben and BCH. The adoption of this new guidance did not result in a material impact to our available-for-sale debt securities portfolio or asset classes other than loans receivable.

We adopted ASU 2023-07, Segment Reporting, (Topic 280) for the annual period beginning April 1, 2024 and interim periods beginning on April 1, 2025 with retrospective application to all prior periods presented. The update requires enhanced disclosures about significant segment expenses, enhanced interim disclosure requirements, clarification for when multiple segment measures of profit or loss can be disclosed, and other requirements intended to improve overall reportable segment disclosures in annual and interim periods. See Note 18 for further information. The adoption of ASU 2023-07 did not have a material impact on our segment reporting.

ASU 2020-04, Reference Rate Reform, (Topic 848) was issued in March 2020. The amendments in Topic 848 provide optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Topic 848 could be applied by all entities as of the beginning of the interim period that includes March 12, 2020, or any date thereafter, and entities could elect to apply the amendments prospectively through December 31, 2022. On December 31, 2022, ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 was issued, which extended the period of time entities could utilize the reference rate reform relief guidance under ASU 2020-04 from December 31, 2022 to December 31, 2024. The adoption of this new guidance did not result in a material impact to the Company’s consolidated financial statements.

Initial Recapitalization and Common Unit Conversion

Initial Recapitalization and Common Unit Conversion

On June 6, 2023, immediately prior to the Conversion, BCG was recapitalized, as further described in Note 4. For the periods prior to the closing, the number of outstanding units, weighted average number of outstanding units, loss per common unit, equity-based compensation and other financial amounts previously expressed on the basis of common units have been retroactively adjusted on the basis of Common Stock reflecting the common unit conversion ratio, as described above.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

Cash and cash equivalents represent cash held in banks or money market funds with original maturities upon purchase of three months or less. Interest income from cash and cash equivalents is recorded in interest and dividend income in the consolidated statements of comprehensive income (loss).

Under the terms of certain of the ExAlt PlanTM trust agreements, certain trusts originally were required to maintain capital call reserves and administration reserves. These reserves were used to satisfy capital call obligations and pay fees and expenses for the trusts as required. The fees and expenses were primarily paid to Ben for serving as the administrative agent to the current trustees of certain Customer ExAlt Trusts. Recently, changes were made to the terms of the trusts agreements such that these capital call reserves and administrative reserves are no longer required. These reserves represent cash held in banks and are classified as restricted cash on the consolidated statements of financial condition for periods as applicable.

Refer to Note 21 for the reconciliation of cash, cash equivalents and restricted cash on our consolidated statements of cash flows.

Investments, at Fair Value

Investments, at Fair Value

Investments held by Ben or held by the Customer ExAlt Trusts include investments in alternative assets, investments in public equity and debt securities, and investments in private equity securities and other interests.

●	Investments in Alternative Assets

Investments in alternative assets represent the ownership interests in alternative assets and, along with other investments held by the Customer ExAlt Trusts, constitute the source of Collateral for the ExAlt Loans. These investments are predominantly private equity funds and are held by the Customer ExAlt Trusts, either through direct ownership or a beneficial interest. ASC Topic 820, Fair Value Measurement, permits, as a practical expedient, to estimate the fair value of these types of investments based on the net asset value (“NAV”) per share, or its equivalent, if the investment does not have a readily determinable fair value and if the NAV of such investments is calculated in a manner consistent with the measurement principles of ASC 946. The Company has elected to use NAV as a practical expedient to measure the fair value of these investments. These investments are valued based on the most recent available information, which typically has a delay due to the timing of financial information received from the individual investments. Accordingly, in determining the value of the investment, we may consider whether adjustments to the NAV are necessary in certain circumstances in which management is aware of material events that affect the value of the investments during the intervening period.

When a distribution is received, it is generally recorded as a reduction to the carrying value of that investment. Likewise, when a contribution is made, it is recorded as an increase to the carrying value of that investment. When our ownership percentage of an investment is less than three to five percent, the distribution is considered a return of investment and is classified on our consolidated statement of cash flows as a cash inflow from investing activities in accordance with ASC Topic 321, Investments — Equity Securities. When our ownership percentage of an investment is greater than three to five percent, we categorize distributions from investments in alternative assets on our consolidated statement of cash flows using the cumulative earnings approach in accordance with ASC Topic 323, Investments — Equity Method and Joint Ventures. Under this approach, distributions received are classified as cash inflows from operating activities until such time that the cumulative distributions exceed cumulative earnings for the investment. When such an excess occurs, the excess portion of the current period distribution is considered a return of investment and is classified as a cash inflow from investing activities.

●	Investments in Public Equity Securities

Investments in public equity securities represent common stock ownership in public companies (including GWG Holdings for periods prior to August 1, 2023), all of which are carried at fair value. Fair value is determined using quoted market prices. Any realized gains and losses are recorded on a trade-date basis. Realized and unrealized gains and losses are recognized in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss).

●	Investments in Debt Securities

Investments in debt securities represent ownership in privately held debt securities. Prior to August 1, 2023, investments in debt securities also included ownership in corporate debt securities, specifically, L Bonds of GWG Holdings (“L Bonds”) held by certain of the Customer ExAlt Trusts. Upon the effectiveness of GWG Holdings’ plan of reorganization on August 1, 2023, the investments in L Bonds converted to equity interests in the GWG Wind Down Trust, which are reflected in the other equity securities and interests.

These investments are classified and accounted for as available-for-sale (“AFS”) securities and are reported at fair value with unrealized gains and losses presented as a separate component of equity in the accumulated other comprehensive income line item.

The Company follows ASC 326 to assess whether an investment in debt securities is impaired in each reporting period. An investment in debt securities is impaired if the fair value of the investment is less than its amortized cost. If the Company intends to sell the debt security (that is, it has decided to sell the security), a credit loss is considered to have occurred. If the Company more likely than not will be required to sell the security before recovery of its amortized cost basis or it otherwise does not expect to recover the entire amortized cost basis of the security, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income for available-for-sale securities. The Company considers the expected cash flows from the investment based on reasonable and supportable forecasts as well as several other factors to estimate whether a credit loss exists. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the credit loss is recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. During the years ended March 31, 2025 and 2024, the Company recognized a credit loss on its investment in debt securities of $1.0 million and nil, respectively. Any impairment in the debt securities is recorded in the provision for credit losses line item on the consolidated statements of comprehensive income (loss).

●	Investments in Other Equity Securities and Interests

Ben and certain of the Customer ExAlt Trusts hold investments in equity securities of private companies with a readily determinable fair value, namely the GWG Wind Down Trust. As discussed above, on August 1, 2023, GWG Holdings’ plan of reorganization was declared effective and the Company’s investments in GWG Holdings’ common stock and L Bonds (previously accounted for as public equity securities and available-for-sale debt securities, respectively) were then transferred to an investment in the GWG Holdings Wind Down Trust. The fair value of these equity interests is calculated using quoted prices for similar instruments observed in the equity capital markets and is classified as a Level 2 investment in the fair value hierarchy.

Additionally, investments in other equity securities are held by certain of the Customer ExAlt Trusts and represent ownership in equity securities of privately held companies, which do not have a readily determinable fair value. Equity securities that do not have readily determinable fair values are initially recorded at cost and subsequently remeasured, using the measurement alternative for equity investments that do not have readily determinable fair values, when there is (i) an observable transaction involving the same investment, (ii) an observable transaction involving a similar investment from the same issuer, or (iii) an impairment. These remeasurements are reflected in the consolidated statements of comprehensive income (loss) in the gain (loss) on financial instruments, net line item.

Leases

Leases

We account for leases in accordance with ASC 842, Leases. We determine if an arrangement is or contains a lease at inception. Operating leases with a term greater than one year are included in right-of-use-assets and lease liabilities. The right-of-use asset represents the Company’s right to use an underlying asset for the lease term. Related lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Right-of-use assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term, using the rate the Company would pay to borrow amounts equal to the lease payments over the lease term (the Company’s incremental borrowing rate). For operating leases, expense is recognized on a straight-line basis over the lease term in other expenses in the consolidated statements of comprehensive income (loss). Common area maintenance and other related costs are considered variable lease payments and are expensed as incurred. The Company made an accounting policy election not to recognize short-term lease assets and liabilities (less than a 12-month term) or immaterial equipment leases in its balance sheets.

Insurance reimbursable receivable

Insurance reimbursable receivable

Upon the recognition of a loss related to a pending, threatened or actual litigation for which the Company has insurance coverage, a related insurance reimbursable receivable is recorded upon evaluation that an insurance contract is enforceable and the insurer has not disputed the claim. If the insurance is enforceable and not subject to dispute, the Company recognizes a receivable from the insurer when it is probable of recovery up to the loss recognized. Insurance reimbursable receivables are subject to the CECL model under ASC 326. The allowance for credit losses is based on historical loss experience, current conditions, and reasonable and supportable forecasts. The Company monitors the credit quality of insurers and adjusts expected credit losses accordingly. The allowance as of March 31, 2025 and 2024 is $2.1 million and $1.3 million, respectively.

Fixed Assets

Fixed Assets

Fixed assets, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization. Expenditures related to leasehold improvements; furniture and fixtures; computer hardware and software; and most office equipment purchases are capitalized. Depreciation is computed using the straight-line method over the estimated useful lives of the assets (from three to five years). For leasehold improvements, amortization is computed based on the shorter of the useful life or the lease term. Software in process is composed of costs related to internally developed software projects in the application development phase. Gains or losses on disposition of fixed assets are reflected in net income (loss). Normal costs of maintenance and repairs are treated as current expenses in the consolidated statements of comprehensive income (loss).

The Company capitalizes certain costs related to the development of internal-use software. Costs incurred during the application development phase are capitalized. The types of costs capitalized during the application development phase primarily include consulting fees for third-party developers working on these projects. Costs related to the preliminary project stage and post-implementation activities are expensed as incurred. Internal-use software is amortized on a straight-line basis over the estimated useful life of the asset, which ranges from one to three years.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

The Company accounts for goodwill and intangible assets in accordance with ASC Topic 350, Intangibles – Goodwill and Other. The amount of goodwill initially recorded is based on the fair value of the acquired entity at the time of acquisition and is allocated to one or more reporting unit(s). Management performs goodwill and intangible asset impairment testing annually or when events occur, or circumstances change that would more likely than not indicate impairment has occurred. In the evaluation of goodwill impairment, mangement may first perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value. If an initial qualitative assessment identifies that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, additional quantitative testing is performed. The Company may also elect to bypass the qualitative testing and proceed directly to the quantitative testing. If the quantitative testing indicates that the estimated fair value of a reporting unit is less than the carrying value of the reporting unit, we will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, any loss recognized will not exceed the total amount of goodwill allocated to that reporting unit. The Company conducts its annual impairment test on January 1 each year.

Intangible assets include insurance licensing, which has an indefinite life and is assessed for impairment annually. Factors that would require an impairment assessment include, among other things, a significant change in the extent or manner in which an asset is used, a continual decline in the Company’s operating performance, or as a result of fundamental changes in a subsidiary’s business condition.

Warrants Liability

Warrants Liability

The Company determines the accounting classification of warrants it issues as either liability or equity classified by first assessing whether the warrants meet liability classification in accordance with ASC 480, Distinguishing Liabilities from Equity (“ASC 480”), then in accordance with ASC 815 (“ASC 815”), Derivatives and Hedging. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, or warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet liability classification under ASC 480, the Company assesses the requirements under ASC 815, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815, and in order to conclude equity classification, the Company also assesses whether the warrants are indexed to its Common Stock and whether the warrants are classified as equity under ASC 815 or other applicable GAAP. After all relevant assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.

The Company accounts for its outstanding warrants, which are principally comprised of those assumed in the Transaction (as described in Note 4) and the warrants issued to Yorkville (as described in Note 10), in accordance with the guidance contained in ASC 815, Derivatives and Hedging, whereby under those accounting requirements, our outstanding warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies our warrant instruments as a liability recorded at fair value and adjusts the instruments to fair value at each reporting period using quoted market prices, where available, or other appropriate valuation techniques, such as an option pricing model. The warrant liability is re-measured at each balance sheet date until the warrants are exercised or expire, and any change in fair value will be recognized in the Company’s consolidated statements of comprehensive income (loss). Such warrant classification is also subject to re-evaluation at each reporting period.

Convertible Debt

Convertible Debt

The Company elected the fair value option to account for the convertible debentures with Yorkville (as described in Note 10). The Company recorded the convertible debentures at fair value upon issuance. The Company records changes in fair value in the consolidated statements of comprehensive income (loss), with the exception of changes in fair value due to instrument-specific credit risk which, if present, will be recorded as a component of other comprehensive income (loss). Interest expense related to the convertible debentures is included in the changes in fair value. As a result of applying the fair value option, direct costs and fees related to the convertible debentures were expensed as incurred.

Accounts Payable and Accrued Expenses

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist primarily of trade payables comprised principally of outstanding legal fees and other professional service fees; accrued employee payroll, bonus, and commissions; accrued fees and other costs under the Bradley Capital Company service agreement and Aircraft Sublease (Note 16); accrued guaranteed payments related to the Preferred Series A-0 Unit Accounts (Note 13); an accrued liability related to the GWG Litigation Trust Adversary Proceedings (Note 20); and an accrued liability related to the equity award arbitration (Note 20).

Other Liabilities

Other Liabilities

Other liabilities consist principally of accrued interest on certain outstanding debt instruments, a liability related to an interest commitment, deferred loan fees, deferred income taxes (Note 15) and trust payables. Refer to Note 9 for more information on these other liabilities.

Business Combinations

Business Combinations

The Company includes the results of operations of the businesses that it acquires from the acquisition date. In allocating the purchase price of a business combination, the Company records all assets acquired and liabilities assumed at fair value as of the date of acquisition, with the excess of the purchase price over the aggregate fair values recorded as goodwill. The Company determines the estimated fair values after review and consideration of relevant information, including discounted cash flows, quoted market prices and estimates made by management. The fair value assigned to identifiable intangible assets acquired is based on estimates and assumptions made by management at the time of the acquisition. The Company adjusts the preliminary purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as it obtains more information as to facts and circumstances existing as of the acquisition date. Acquisition-related costs are recognized separately from the business combination and are expensed as incurred.

Income Taxes

Income Taxes

On June 6, 2023, The Beneficient Company Group, L.P. changed both its regulatory and tax status from a Delaware Limited Partnership to a Nevada Corporation and changed its name from The Beneficient Company Group, L.P. to Beneficient. Beneficient made a tax election to be treated as a corporation for US tax purposes effective as of this date.

As a result of this tax election, Beneficient records current tax liabilities or assets through charges or credits to the current tax provision for the estimated taxes payable or refundable for the current year. Deferred tax assets and liabilities are recorded for future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A deferred tax valuation allowance is established if it is more likely than not that all or a portion of the deferred tax assets will not be realized. A tax position that fails to meet a more-likely-than-not recognition threshold will result in either reduction of current or deferred tax assets, and/or recording of current or deferred tax liabilities. Interest and penalties related to income taxes are recorded in the other expense line item of the consolidated statements of comprehensive income (loss).

Prior to the restructuring that resulted in Beneficient becoming a corporation, Beneficient was taxed as a Delaware Limited Partnership. In the event the subsequent entity, Beneficient a corporation, is audited by the taxing authority and assessed additional amounts due to the underpayment of tax in previous tax years, management intends to make the push-out election allowed by the U.S. Treasury Department. That election allows Beneficient to notify its partners of their share of imputed underpayment amounts for inclusion in their current tax returns.

Noncontrolling interests – Redeemable and Non-redeemable

Noncontrolling interests – Redeemable and Non-redeemable

Noncontrolling interests represent the portion of certain consolidated subsidiaries’ limited partnership interests or interests in the Customer ExAlt Trusts that are held by third parties. Amounts are adjusted by the noncontrolling interest holder’s proportionate share of the subsidiaries’ earnings or losses each period and for any distributions that are paid.

Noncontrolling interests are reported as a component of equity unless the noncontrolling interest is considered redeemable, in which case the noncontrolling interest is recorded as mezzanine or temporary equity (between liabilities and equity) in our consolidated statements of financial condition. The redeemable noncontrolling interest is adjusted at each balance sheet date to its maximum redemption value if the amount is greater than the carrying value. Changes in our redeemable noncontrolling interests are presented in the consolidated statements of changes in equity.

Noncontrolling interests include: (i) holders, which consist of Related Entities, as defined below, an entity affiliated with a related party, and third parties, of Class S Ordinary Units issued by BCH, (ii) holders, which consists of Related Entities, an entity affiliated with a related party, and third parties, of Class S Preferred Units issued by BCH, (iii) holders, which consists of Related Entities, an entity affiliated with a related party, a third party, and certain directors, of Preferred A.1 issued by BCH, (iv) holders, which consists of Related Entities, an entity affiliated with a related party, a third party, and certain directors, of Preferred A-0 Non-Redeemable issued by BCH beginning on September 30, 2024, (v) holders, which consists of unrelated charity organizations, of residual beneficial interests issued by certain of the Customer ExAlt Trusts and (vi) holder, which consists of a third-party, of Class A of CT Risk Management.

Redeemable noncontrolling interests are held by holders, which consist of Related Entities, an entity affiliated with a related party, a third party, and certain directors, of Preferred A-0 issued by BCH for periods prior to September 30, 2024 and Preferred A-0 Redeemable for periods beginning on September 30, 2024.

Related Entities are defined as certain trusts and those entities held by such trusts that are controlled by our founder and former CEO, Brad K Heppner, and in which our founder and his family members are also among classes of economic beneficiaries whether or not our founder is entitled to economic distributions from such trusts. Mr. Heppner served as Chief Executive Officer and Chairman of the Board of Directors of the Company until his resignation on June 19, 2025.

See Note 13 for further information of the equity instruments of the Company, including those classified as redeemable noncontrolling interests and noncontrolling interests.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

The Company computes net earnings (loss) per share attributable to common shareholders using the two-class method required for participating securities. The two-class method requires income available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The two-class method also requires losses for the period to be allocated between common and participating securities based on their respective rights if the participating security contractually participates in losses. The Company determined that it had participating securities in the form of convertible, preferred equity securities.

Basic net earnings (loss) per share attributable to common shareholders is computed by dividing net earnings (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is computed in a similar manner, except that first the denominator is increased to include the number of additional common shares that would have been outstanding if potentially dilutive common shares were issued using the treasury stock method or if-converted method based on the nature of such securities. See Note 14 for additional details.

Investment Income (Loss), Net		Investment Income (Loss), Net Investment income (loss), net consists of unrealized gains (losses) due to changes in NAV of alternative assets.
Gain (Loss) on Financial Instruments, Net

Gain (Loss) on Financial Instruments, Net

Gain (loss) on financial instruments, net consists of gains (losses) due to changes in fair value of financial instruments, gains (losses) from the sale of public equity securities and other equity securities and interests, changes in fair value of convertible debt, and loss on issuance of convertible debt and warrants. See Note 6 for a reconciliation of the financial statement line item.

Administration Revenues

Administration Revenues

Third-party administration fees are earned for the administration of third-party customer accounts. The Company’s performance obligation is satisfied over time and the resulting fees are recognized monthly, generally based upon the beginning of the quarter (in advance) net asset value under management and the applicable fee rate, depending on the terms of the contract. Third-party administration fee receivables are recorded on the consolidated statements of financial condition in the other assets line item and in administration revenues in the trust services and administration revenues line item on the consolidated statements of comprehensive income (loss).

Professional Services

Professional Services

Professional services primarily consist of legal fees, net of any expected insurance reimbursement, consulting fees, and advertising costs, which are expensed as incurred and are included in professional services in the accompanying consolidated statements of comprehensive income (loss).

Share-based Compensation

Share-based Compensation

Compensation expense for all equity-based compensation awards is determined using the grant date fair value. For all equity-based plans, we record the impact of forfeitures when they occur. Expense is recognized on a straight-line basis over the requisite service period of the award, which is generally equal to the vesting period. The details of our equity-based compensation programs are discussed in Note 12.

Provision for Credit Losses

Provision for Credit Losses

The provision for credit losses consists of charges against earnings for credit losses on AFS debt securities and other financial instruments and bad debt expenses on other miscellaneous receivables. A reconciliation of provision for credit losses for each of the periods presented herein is presented below:

	Year Ended March 31,
(in thousands)	2025	2024
Credit loss on AFS debt securities (Note 5)	$998	$—
Bad debt expense on other receivables	2	6,016
Provision for credit losses	$1,000	$6,016

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on investments in available for sale debt securities carried at fair value, which are reported as a separate component of equity.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurement, (Topic 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance also specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions.

Fair values of financial instruments are estimated using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or market conditions could significantly affect these estimates.

Accounting Standards Not Yet Adopted

Accounting Standards Not Yet Adopted

ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires public companies to disclose, in the notes to the financial statements, specific information about certain costs and expenses at each interim and annual reporting period.

This includes disclosing amounts related to employee compensation, depreciation, and intangible asset amortization. In addition, public companies will need to provide qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. ASU 2024-03 is effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, as clarified in ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. Implementation of ASU 2024-03 may be applied prospectively or retrospectively. The Company does not expect the adoption of ASU 2024-03 to have a material impact on its consolidated financial statements.

ASU 2023-09, Income Taxes, (Topic 740) was issued in December 2023, which expands income tax disclosure requirements to include additional information related to the rate reconciliation of our effective tax rates to statutory rates as well as additional disaggregation of taxes paid. The amendments in ASU 2023-09 also remove disclosures related to certain unrecognized tax benefits and deferred taxes. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, or our fiscal year beginning April 1, 2025. The amendments may be applied prospectively or retrospectively, and early adoption is permitted. We are currently assessing the impact of the requirements on our consolidated financial statements and disclosures.